8. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through November 14, 2016, the date the financial statements were available to be issued.

On October 2, 2016 the Company issued a warrant for 2,300,000 share of common stock to a consultant for services rendered.

On October 21, 2016 the Company issued 4,166,667 shares of common stock for $150,000 ($0.036/per share) cash received.

On November 7, 2016 the Company issued 12,000 shares of common stock to a consultant for services rendered.

On November 7, 2016 the Compnay issued 1,496,703 share of common stock to a consultant for services rendered.